Arbitral Award Settlement and Associated Mining Data Sale: (Details Text) $ in Millions	Sep. 30, 2016 USD ($)
Arbitral Award Settlement and Associated Mining Data Sale: [Abstract]
Damages award	$ 713.0
Interest award	22.3
Legal costs award	5.0
Total Award	$ 740.3
Post award interest rate - Libor plus	2.00%
Settlement agreement contemplated payment of award	$ 770.0
Announced contemplated payment by Venezuela to acquire mining data	$ 240.0
Maximum amount of proceeds noteholders entitled to	5.468%
Bonus percentage of first two hundred million collected	1.00%
Bonus percentage thereafter	5.00%
Contingent legal fees	$ 1.8